Accounts Payable	6 Months Ended
Jun. 30, 2026
Accounts Payable [Abstract]
Accounts payable

Note 25. Accounts payable

The accounts payable balance consisted of the following:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Trade creditors	5,437	4,893
Accounts payable to shareholders	1,232	1,563
Accounts payable to board members	5	632
Accounts payable to other related parties	740	617
Accounts payable to underwriters, promoters, and employees	11,252	2,856
Other accounts payable	5,184	6,257
Total accounts payable	23,850	16,818

As of June 30, 2026, accounts payable to Board Members are made up of a balance of USD 4,680 payable to John O’Hara in relation to a tax refund (see Note 41 for detail).

Accounts payable to other related parties are made up of the following (see Note 41 for detail):

-	a balance of USD 340,097 payable to WISeCoin AG in relation to accumulated interest on a loan repaid in 2025,

-	a balance of USD 256,178 payable to WISeKey SA in relation to recharge of employee costs,

-	a balance of USD 139,051 payable to related parties of Carlos Moreira in relation to accrued bonus and social charges thereon, and

-	a balance of USD 5,158 payable to Antoine Kohler, member of the board of the Wecan Group, in relation to his board fee.

Accounts payable to shareholders consist of short-term payables due to WISeKey International Holding Ltd in relation to interest owed on the recharge of management services (see Note 41).

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to holidays, bonus and 13th month accruals across the Group.

Other accounts payable are mostly accruals of social charges in relation to the accrued liability to employees as well as accruals in relation to non-trade creditors such as various professional fees.